Financial Instruments - Summary of Carrying Amounts and Fair Value of Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Derivative instruments	$ 3	$ 2
Other investments and non-current accounts receivable	272	234
Other investments and non-current accounts receivable	275	236
Financial liabilities
Long-term debt	9,160	9,303
Other financial obligations	967	1,044
Derivative instruments	53	46
Total financial liabilities	10,180	10,393
At Fair Value [Member]
Financial assets
Derivative instruments	3	2
Other investments and non-current accounts receivable	272	234
Other investments and non-current accounts receivable	275	236
Financial liabilities
Long-term debt	9,687	9,711
Other financial obligations	1,012	1,071
Derivative instruments	53	46
Total financial liabilities	$ 10,752	$ 10,828